Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Derivative Liabilities

DERIVATIVE LIABILITIES

In connection with the sale of debt or equity instruments, the Company may sell options or warrants to purchase its common stock. In certain circumstances, these options or warrants are classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company's derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, our current common stock price and expected dividend yield, and the expected volatility of our common stock price over the life of the option.

The derivative liabilities arising from convertible promissory notes/warrants and related issuance of broker warrants are as follows:

	Convertible notes	Broker warrants	Total
	$	$	$
Derivative liabilities as at December 31, 2015	480,952	80,268	561,220
Derivative fair value at issuance	74,855	-	74,855
Change in fair value of derivatives	591,044	27,915	618,959
Derivative liabilities as at March 31, 2016	1,146,851	108,183	1,255,034
Derivative fair value at issuance	236,444	-	236,444
Change in fair value of derivatives	145,266	(21,998)	123,268
Derivative liabilities as at June 30, 2016	1,528,561	86,185	1,614,746

These derivative liabilities have been presented on balance sheet as follows:

$
Current	542,294
Non-current	1,072,452
1,614,746

The lattice methodology was used to value the derivative components, using the following assumptions at issuance and period end date of June 30, 2016:

Assumptions
Dividend yield	0.00%
Risk-free rate for term	0.34% - 0.41%
Volatility	101%-102%
Remaining terms (years)	1 - 1.5
Stock price ($ per share)	2.15 and 2.48

The projected annual volatility curve for valuation at issuance and period end was based on the comparable company’s annual volatility.  The Company used market trade stock prices at issuance and period end date.

DERIVATIVE LIABILITIES

In connection with the sale of debt or equity instruments, the Company may sell options or warrants to purchase our common stock. In certain circumstances, these options or warrants may be classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company's derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, our current common stock price and expected dividend yield, and the expected volatility of our common stock price over the life of the option.

The derivative liabilities arising from convertible promissory notes and related issuance of broker warrants are as follows:

	Convertible notes	Broker warrants	Total
	$	$	$
Derivative fair value at issuance	479,479	85,767	565,246
Change in fair value of derivatives during the year	1,473	(5,499)	(4,026)
Derivative liabilities as at December 31, 2015	480,952	80,268	561,220

The lattice methodology was used to value the convertible notes issued and the related broker warrants, with the following assumptions:

December 31
Assumptions	2015
Dividend yield	0.00%
Risk-free rate for term	0.33%-0.72%
Volatility	98%-100%
Remaining terms (years)	1.72-2
Stock price ($ per share)	2